Mining interests - Carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Mining Interests
Property, plant and equipment	$ 1,828.3	$ 1,928.0
New Afton
Mining Interests
Property, plant and equipment	687.8	588.4
Rainy River
Mining Interests
Property, plant and equipment	987.2	979.7
Blackwater
Mining Interests
Property, plant and equipment		354.6
Other
Mining Interests
Property, plant and equipment	153.3	5.2
Depletable
Mining Interests
Property, plant and equipment	660.3	619.7
Depletable | New Afton
Mining Interests
Property, plant and equipment	382.9	371.4
Depletable | Rainy River
Mining Interests
Property, plant and equipment	277.4	248.2
Depletable | Blackwater
Mining Interests
Property, plant and equipment		0.0
Depletable | Other
Mining Interests
Property, plant and equipment	0.0	0.0
Non- depletable
Mining Interests
Property, plant and equipment	300.4	409.0
Non- depletable | New Afton
Mining Interests
Property, plant and equipment	127.5	50.0
Non- depletable | Rainy River
Mining Interests
Property, plant and equipment	21.8	17.8
Non- depletable | Blackwater
Mining Interests
Property, plant and equipment		340.1
Non- depletable | Other
Mining Interests
Property, plant and equipment	151.1	1.1
Plant & equipment
Mining Interests
Property, plant and equipment	710.6	769.9
Plant & equipment | New Afton
Mining Interests
Property, plant and equipment	150.0	149.2
Plant & equipment | Rainy River
Mining Interests
Property, plant and equipment	558.4	602.1
Plant & equipment | Blackwater
Mining Interests
Property, plant and equipment		14.5
Plant & equipment | Other
Mining Interests
Property, plant and equipment	2.2	4.1
Construction in progress
Mining Interests
Property, plant and equipment	157.0	129.4
Construction in progress | New Afton
Mining Interests
Property, plant and equipment	27.4	17.8
Construction in progress | Rainy River
Mining Interests
Property, plant and equipment	129.6	111.6
Construction in progress | Blackwater
Mining Interests
Property, plant and equipment		0.0
Construction in progress | Other
Mining Interests
Property, plant and equipment	$ 0.0	$ 0.0